UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rivanna Capital, LLC
Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911

Form 13F File Number:        28-11576
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

Craig F. Colberg
Charlottesville, VA
2/03/2006

Report  Type  (Check  only  one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     $184,835


List of Other Included Managers:     None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     [NONE]

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFILIATED MGR GP              COM              008252108    15499  178375 SH       SOLE    N/A         0 SHARED    0
ALPHA NATURAL RESOURCES        COM              G03910109     4889  249168 SH       SOLE    N/A         0 SHARED    0
ARMOR HOLDINGS                 COM              042260109     6297  114838 SH       SOLE    N/A         0 SHARED    0
CASH AMERICA                   COM              14754D100    10177  318017 SH       SOLE    N/A         0 SHARED    0
CERADYNE INC                   COM              156710106     7058  142614 SH       SOLE    N/A         0 SHARED    0
CHEMTURA                       COM              163893100     8288  887347 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMER          COM              22025Y407    16945  320076 SH       SOLE    N/A         0 SHARED    0
CSK AUTO CORP                  COM              125965103     8665  723932 SH       SOLE    N/A         0 SHARED    0
DRS TECHNOLOGIES INC COM       COM              23330X100     9511  195106 SH       SOLE    N/A         0 SHARED    0
ENCORE ACQ. CO                 COM              29255W100    10727  399821 SH       SOLE    N/A         0 SHARED    0
FIRST CASH FINL SVCS INC       COM              31942D107     3934  199185 SH       SOLE    N/A         0 SHARED    0
JOS A BANK CLOTHIERS INC       COM              480838101     7129  297551 SH       SOLE    N/A         0 SHARED    0
LO-JACK CORP COM               COM              539451104    10357  549149 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102    10285  483103 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108     5997  213120 SH       SOLE    N/A         0 SHARED    0
ORBOTECH LTD                   COM              M75253100     5657  246693 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICE        COM              740585104    10632 1408177 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              817565104    15612 1917994 SH       SOLE    N/A         0 SHARED    0
SOURCE INTERLINK COS INC       COM              836151209     8307  698089 SH       SOLE    N/A         0 SHARED    0
UNITED INDL CORP COM           COM              91067110      8869  195989 SH       SOLE    N/A         0 SHARED    0